Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Significant estimates during the years ended December 31, 2021, 2020 and 2019 include the allowance for doubtful accounts, impairment of long-term investment and valuation of deferred tax assets.

Fair Value of Financial Instruments and Fair Value Measurements

Fair Value of Financial Instruments and Fair Value Measurements

The Company adopted the guidance of Accounting Standards Codification (“ASC”) 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

●	Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

●	Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

●	Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, accounts receivable, loan receivable, security deposits – current portion, prepaid expenses and other current assets, deferred revenue, salary payable, operating lease liabilities - current, accrued liabilities and other payables approximate their fair market value based on the short-term maturity of these instruments.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from or due to related parties due to their related party nature.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and short-term highly liquid investments purchased with original maturities of three months or less. The Company maintains cash with various financial institutions in China. As of December 31, 2021 and 2020, cash balances in the PRC of $1,252,998 and $654,104, respectively, are uninsured. The Company has not experienced any losses in bank accounts and believes it is not exposed to any risks on its cash in PRC bank accounts. Cash equivalents are nil as of December 31, 2021 and 2020, respectively.

Loan Receivable

Loan Receivable

Loan receivable are carried at the amortized cost, net of an allowance for doubtful accounts. An estimate for doubtful accounts is made when collection of the full amount is no longer probable. Estimates are based on historical collection experience and current economic conditions.

Concentrations of Credit Risk

Concentrations of Credit Risk

The Company has operations carried out in China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in China, and by the general state of China’s economy. The Company’s operations in China are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Property and Equipment

Property and Equipment

Property and equipment, including assets acquired through finance leases, are stated at cost less accumulated depreciation, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Estimated useful life
Office equipment and furniture	3 - 5 Years
Leasehold improvement	The lesser of remaining lease term or 2 - 3 Years
Software	1 - 3 Years
Finance lease right-of-use asset	4 Years

Goodwill

Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries. Goodwill is not depreciated or amortized but is tested for impairment at the reporting unit level on an annual basis, and between annual tests when an event or circumstances change occurs that indicate the asset might be impaired. On January 1, 2019, the Company early adopted ASU No. 2017-04, “Simplifying the Test for Goodwill Impairment” to simplify the test for goodwill impairment by removing Step 2, which was issued by the FASB in January 2017. The Company, therefore, performs the goodwill impairment test by comparing the fair value of the reporting unit with its carrying amount and recognizing an impairment charge for the amount by which the carrying amount exceeds the fair value, not to exceed the total amount of goodwill allocated to the reporting unit. This adoption did not have a material impact on the consolidated financial statements. The acquired entity as a whole is determined to be one reporting unit for goodwill impairment testing. The Company recognized nil, nil, and $127,717 impairment loss on goodwill for the years ended December 31, 2021, 2020 and 2019, respectively, which are recorded as a part of the “other expenses” in the consolidated statement of operations and comprehensive loss.

Impairment of Long-lived Assets Other Than Goodwill

Impairment of Long-lived Assets Other Than Goodwill

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. The Company did not record any impairment charge for the years ended December 31, 2021, 2020 and 2019.

Long-term Investments

Long-term Investments

The Company’s long-term investments consist of equity investments without readily determinable fair value which were accounted for using measurement alternative as of December 31, 2021 and 2020. It also had an equity investment accounted for using equity method prior to the return of investment on October 31, 2020.

Equity Investment Using Measurement Alternative

Equity Investment Using Measurement Alternative

The Company uses the measurement alternative for those investments over which the company does not have significant influence, and without readily determinable fair value and do not qualify for the net asset value practical expedient in accordance with ASU 2016-01, “Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities” which was adopted on January 1, 2019. The adoption did not have a significant impact on the Company’s consolidated financial statements. The Company records these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. Under this measurement alternative, changes in the carrying value of the equity investments are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

The Company periodically reviews its equity investment for impairment. At each reporting date, an entity that uses the measurement alternative to measure an equity investment without a readily determinable fair value is required to make a qualitative assessment of whether the investment is impaired. The Company regularly evaluates the impairment of these investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss recognized equal to the excess of the investment cost over its fair value at the end of each reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Equity Method Investment

The Company uses the equity method of accounting for its investment in, and earning or loss of, company that it does not control but over which it does exert significant influence. The Company initially records its investment at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Company subsequently adjusts the carrying amount of the investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. If an equity investment no longer qualifies to be accounted for under the equity method, the investment’s initial basis for which subsequent changes in fair value are measured should be the previous carrying amount of the investment.

The Company periodically reviews its equity investment for impairment. Under the equity method of accounting, an impairment loss would be recorded whenever the fair value of an equity investment is determined to be below its carrying amount and the reduction is considered to be other than temporary. In judging “other than temporary,” the Company considers the length of time and extent to which the fair value of the investment has been less than the carrying amount of the equity investment, the near-term and long-term operating and financial prospects of the entity and the Company’s longer-term intent of retaining its investment in the entity. The Company considers whether the fair value of its equity method investment has declined below its carrying value whenever adverse events or changes in circumstances indicate that recorded value may not be recoverable. If the Company considers any decline to be other than temporary (based on various factors, including historical financial results and the overall health of the investee), then a write-down would be recorded to estimated fair value.

See NOTE 8 for discussion of long-term investments.

Value Added Tax

Value Added Tax

Gujia is subject to value added tax (“VAT”) for services rendered at a rate of 6%. Gujia was identified as a general VAT payer on December 1, 2021. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of professional services provided. The Company reports revenue net of PRC’s value added tax for all the periods presented in the consolidated statements of operations and comprehensive loss. All Entities in China are also subject to surcharges on value-added tax payments in accordance with PRC law.

Revenue Recognition

Revenue Recognition

The Company has adopted Accounting Standards Codification Topic 606, “Revenue from Contracts with Customers” (“ASC 606”) effective January 1, 2018. Under ASC 606, the Company recognizes revenue when a customer obtains control of promised goods, in an amount that reflects the consideration which the Company expects to receive in exchange for the goods. To determine revenue recognition for arrangements within the scope of ASC 606, the Company performs the following five steps: (1) identify the contracts with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when or as the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods it transfers to the customer.

The Company does not offer promotional payments, customer coupons, rebates or other cash redemption offers to its customers.

Market data services and investor relation management services revenue

The Company generate these revenues by providing services under written service contracts with its customers. Revenue related to its service offered is recognized over time as the services are performed when the performance obligation is satisfied.

Commissions

The Company generated revenue from commissions through customers’ transactions in stocks by providing brokerage service for its customers. Commission revenue is recognized at a point in time on the trade date when the performance obligation is satisfied.

Fund management services

Revenue from fund management services mainly includes management fees and performance-based fees, in a typical arrangement.

Management fees

Management fee arises from the asset management services provided to funds the Company manages. Management fees are computed as a percentage of daily asset value and are recognized as earned over the specified contract period.

Performance-based income

In a typical arrangement, the Company is entitled to a performance-based fee on the extent by which the fund's investment performance exceeds a certain threshold. Such performance-based fee is typically calculated and recognized at a point of time when the cumulative return of the fund can be determined, and is not subject to clawback provisions.

The following table disaggregates the Company’s revenue by revenue type:

	For the Year Ended December 31,
	2021	2020	2019
	US$	US$	US$

Market data services	$107,184	$73,524	$75,044
Investor relations management services	-	21,113	86,788
Commissions	390,569	643,145	33,680
Fund management services	153,494	-	-
Other revenue	1,789	4,343	5,285
Total revenues	$653,036	$742,125	$200,797

The following table disaggregates the Company’s revenue by geographic area:

	For the Year Ended December 31,
	2021	2020	2019
	US$	US$	US$

China	$176,262	$94,637	$161,832
United States	476,774	647,488	38,965
Total revenues	$653,036	$742,125	$200,797

Deferred revenue represents income collected but not earned as of the reporting date. As of December 31, 2021, deferred revenue was $123,434. As of December 31, 2020, deferred revenue was nil. As of December 31, 2019, deferred revenue was $63,246, of which $63,246 was recognized as revenue in the year ended December 31, 2020.

Cost of Revenue	Cost of Revenue Cost of revenue consists primarily of internal labor cost and related benefits, and other overhead costs that are directly attributable to service provided.
Research and Development

Research and Development

Expenditures for research and product development costs are expensed as incurred.

For the years ended December 31, 2021, 2020 and 2019, research and development expenses were $744,422, $410,840, and $737,329, respectively.

Selling and Marketing Costs

Selling and Marketing Costs

All costs related to selling and marketing are expensed as incurred. For the years ended December 31, 2021, 2020 and 2019, selling and marketing costs were $303,079, $244,163, and $389,750 respectively.

Government Subsidy

Government Subsidy

The Company’s PRC based subsidiary received government subsidies according to related policy from local government. Government subsidies are recognized when received and all the conditions specified in the grant have been met. The Company did not receive government subsidies in 2021 and 2020. For the year ended December 31, 2019, the Company recognized government subsidy of RMB5,000,000 (approximately $725,000) for completing its initial public offering on the NASDAQ Capital Market upon receipt.

Leases

Leases

On January 1, 2019, the Company adopted ASU No. 2016-02, Leases (Topic 842), as amended, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

The Company elected to apply practical expedients permitted under the transition method that allow the Company to use the beginning of the period of adoption as the date of initial application, to not recognize lease assets and lease liabilities for leases with a term of twelve months or less, to not separate non-lease components from lease components, and to not reassess lease classification, treatment of initial direct costs, or whether an existing or expired contract contains a lease. The Company used modified retrospective method and did not adjust the prior comparative periods. Under the new lease standard, the Company determines if an arrangement is or contains a lease at inception. Right-of-use assets and liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. The Company considers only payments that are fixed and determinable at the time of lease commencement. See NOTE 7 for discussion of finance lease and see NOTE 16 for discussion of operating leases.

Segment Information

Segment Information

ASC 280 “Segment reporting” establishes standards for reporting information on operating segments in interim and annual financial statements. Operating segments are defined as the components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Our chief operating decision makers direct the allocation of resources to operating segments based on the profitability, cash flows, and growth opportunities of each respective segment.

The Company currently has two operating segments, Gujia, MM Future, MMBD Advisory and HC Securities, and MM Global. See NOTE 18 for details.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset/liability method prescribed by ASC 740, “Income Taxes.” Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Company follows the accounting guidance for uncertainty in income taxes using the provisions of ASC 740 “Income Taxes”. Using that guidance, tax positions initially need to be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. For the years ended December 31, 2021, 2020 and 2019, the Company had no significant uncertain tax positions that qualify for either recognition or disclosure in the financial statements. Tax years that remain subject to examination are the years ended December 31, 2021, 2020 and 2019. The Company recognizes interest and penalties related to significant uncertain income tax positions in other expense. No such interest and penalties incurred for the years ended December 31, 2021, 2020 and 2019.

Foreign Currency Translation

Foreign Currency Translation

The reporting currency of the Company is the U.S. dollar. The functional currency of the parent company, MMTEC, and MM Future, MM Fund, MM Capital, MM SPC, MMBD Trading, HC securities, MM Global, Fundex SPC and MMBD Advisory is the U.S. dollar and the functional currency of Gujia is the Chinese Renminbi (“RMB”). For the subsidiary whose functional currency is the RMB, result of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining comprehensive income/loss.

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred. All of the Company’s revenue and expense transactions are transacted in the functional currency of the operating subsidiaries. The Company does not enter into any material transaction in foreign currencies. Transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

The consolidated balance sheet amounts, with the exception of equity, as of December 31, 2021 and 2020, were translated at RMB 6.3757 to $1.00 and RMB 6.5249 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and comprehensive loss and cash flows for the years ended December 31, 2021, 2020 and 2019 were RMB 6.4515, RMB 6.8976, and RMB 6.8985 to $1.00, respectively.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss is comprised of net loss and all changes to the statements of shareholders’ equity, except those due to investments by shareholders, changes in paid-in capital and distributions to shareholders. For the Company, comprehensive loss for the years ended December 31, 2021, 2020 and 2019 consisted of net loss and unrealized income/loss from foreign currency translation adjustment.

Reclassification	Reclassification Certain prior year amounts have been reclassified to conform to the current period presentation. These reclassifications had no impact on net earnings and financial position.
Business Combinations

Business Combinations

The Company accounts for its business combination using the acquisition method of accounting in accordance with ASC 805, Business Combinations. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of operations and comprehensive loss. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded on the consolidated statements of operations and comprehensive loss.

In a business combination achieved in stages, the Company remeasures the previously held equity interests in the acquiree when obtaining control at its acquisition date fair value and the remeasurement gain or loss, if any, is recognized on the consolidated statements of operations and comprehensive loss.

Share-based compensation

Share-based Compensation

Share based compensation arise from share-based awards, including share options for the purchase of the Company’s ordinary shares. In June 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-07, Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”) to simplify the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees. The Company adopted ASU 2018-07 on January 1, 2019, and accounts for share-based compensation to nonemployees under the fair value method which requires all such compensation to be calculated based on the fair value at the measurement date (generally the grant date), and recognized in the statement of operations over the requisite service period. The Company recognized $1,024,361 and $1,005,000 share-based compensation for the years ended December 31, 2021 and 2020, respectively. See details in NOTE 14.

Per Share Data

Per Share Data

ASC Topic 260 “Earnings per Share,” requires presentation of both basic and diluted earnings per share (“EPS”) with a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. Basic EPS excludes dilution. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company.

Basic net loss per common share are computed by dividing net loss available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per common share is computed by dividing net loss by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during each period. Common stock equivalents are not included in the calculation of diluted loss per common share if their effect would be anti-dilutive. The following table presents a reconciliation of basic and diluted net loss per common share:

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net loss for basic and diluted net loss per share of common stock	$(7,050,755)	$(3,181,596)	$(2,243,234)
Weighted average common stock outstanding – basic and diluted	24,504,462	20,385,574	20,013,288
Net loss per common share - basic and diluted	$(0.29)	$(0.16)	$(0.11)

The Company did not have any common stock equivalents and potentially dilutive common stock outstanding during the years ended December 31, 2021, 2020 and 2019.

Related Parties

Related Parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all significant related party transactions in NOTE 12.

Fiscal Year End	Fiscal Year End The Company has adopted a fiscal year end of December 31st.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, “Measurement of Credit Losses on Financial Instruments (Topic 326)”, and issued subsequent amendments to the initial guidance, transitional guidance and other interpretive guidance between November 2018 and March 2020 within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03. ASU 2016-13 introduces new guidance for credit losses on instruments within its scope, which significantly changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life, instead of when incurred. For smaller reporting companies, the guidance is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. All entities may adopt this ASU through a cumulative effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). The amendments in ASU 2016-13 and 2018-19 are effective for the Company for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company does not expect the adoption to have a material impact on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, “Simplifying the Accounting for Income Taxes”, which removes specific exceptions to the general principles in Topic 740 and to simplifies accounting for income taxes. The guidance is effective for public business entities for fiscal years beginning after December 15, 2020 and for interim periods within those fiscal years. The Company adopted ASU 2019-12 on January 1, 2021. The adoption did not have an impact on the Company’s consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, “Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topic 321, Topic 323, and Topic 815”, which clarifies the interaction of the accounting for equity investments under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The guidance is effective for public business entities for fiscal years beginning after December 15, 2020 and for interim periods within those fiscal years. The Company adopted ASU 2020-01 on January 1, 2021.